CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
In Colombian Pesos
Cash	Ps.	4,466,144	Ps.	4,489,637
Deposits in the Colombian central bank		4,755,515		3,794,412
Demand deposits in banks and other financial entities		266,964		559,181
Clearing houses		1,248		3,428
Investments in debt securities maturing in under three months		31,353		2,449
Cash held for specific purposes (1)		50,078		254,280
	Ps.	9,571,302	Ps.	9,103,387
In foreign currency
Cash		2,186,402		1,955,745
Demand deposits in banks and other financial entities		18,359,532		17,342,151
	Ps.	20,545,934	Ps.	19,297,896
Total cash and cash equivalents	Ps.	30,117,236	Ps.	28,401,283
(1)	Grupo Aval has cash held for specific purpuses related to the collection of tolls in concessions.

Grupo Aval´s banking subsidiaries had cash reserves to comply with the mandatory (see note 4.3) amount for time deposits, checking accounts and savings accounts for 16,806,578 and 15,710,055 at December 31, 2019 and 2018, respectively.